Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Onestop Assurance PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of U Power Limited and Subsidiaries (collectively, the “Company”) as of December 31, 2023 and 2024, and the related consolidated statements of comprehensive income, shareholders’ equity, and cash flows for each of the years in the three year period is ended December 31 2024, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2024, and the result of its operations and its cash flows for each of the years in the three year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.